SEGMENT REPORTING - Total assets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Total assets:
Total Assets	¥ 483,256,229	$ 68,065,215	¥ 531,824,577
Automation product and software
Total assets:
Total Assets	157,269,367	22,150,927	167,009,315
Equipment, accessories and others
Total assets:
Total Assets	158,131,921	22,272,414	170,809,759
Oilfield environmental protection
Total assets:
Total Assets	94,285,444	13,279,827	107,393,609
Platform Outsourcing Services
Total assets:
Total Assets	¥ 73,569,497	$ 10,362,047	¥ 86,611,894